RETIREMENT PLANS AND POSTRETIREMENT BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]

(9) Retirement Plans and Postretirement Benefit Plans

In 2000, the Bank implemented a retirement plan that included both a money purchase pension plan, as well as a voluntary profit sharing 401(k) plan for all employees who meet certain age and length of service eligibility requirements. In 2002, the Bank amended its retirement plan to freeze the money purchase plan and retain the 401(k) plan. To ensure that the plan meets the Safe Harbor provisions of the applicable sections of the Internal Revenue Code, the Bank contributes an amount equal to four percent of the employee’s base salary to the 401(k) plan for all eligible employees who contribute at least 5% of their salary. In addition, an employee may contribute from 1 to 75 percent of his or her base salary, up to a maximum of $22,500 in 2012. In 2012 the Bank made a matching contribution of 100% on the first three percent of employee deferrals and 50% on the next two percent of deferrals. The Bank did not match employee’s elective contributions in 2011 or in the last three quarters of 2010. The Bank matched 25% of the first eight percent contributed by the employee in the first quarter of 2010. Depending on the Bank’s profitability, an additional profit sharing contribution may be made by the Bank to the 401(k) plan. There were no profit sharing contributions in 2012, 2011, and 2010. The total retirement plan expense was $474,000, for the year ended December 31, 2012, $582,000 for the year ended December 31, 2011, and $651,000 for the year ended December 31, 2010.
The Bank has a postretirement benefit plan that generally provides for the continuation of medical benefits for all employees hired before January 1, 2007 who retire from the Bank at age 55 or older, upon meeting certain length of service eligibility requirements. The Bank does not fund its postretirement benefit obligation. Rather, payments are made as costs are incurred by covered retirees. The amount of benefits paid under the postretirement benefit plan was $177,000 in 2012, $167,000 in 2011, and $232,000 in 2010. The amount of insurance premium paid by the Bank for retirees is capped at 200% of the cost of the premium as of December 31, 1992.
A reconciliation of the accumulated postretirement benefit obligation (“APBO”) to the amounts recorded in the consolidated balance sheets in Interest Payable and Other Liabilities at December 31 is as follows (000s omitted):

	2012	2011
APBO	$3,074	$2,479
Unrecognized net transition obligation	—	(54)
Unrecognized prior service costs	(6)	(9)
Unrecognized net gain (loss)	(285)	182
Accrued benefit cost at fiscal year end	$2,783	$2,598
The changes recorded in the accumulated postretirement benefit obligation were as follows (000s omitted):

	2012	2011
APBO at beginning of year	$2,479	$2,277
Service cost	109	102
Interest cost	109	111
Actuarial loss (gain)	467	80
Plan participants' contributions	87	76
Benefits paid during year	(177)	(167)
APBO at end of year	$3,074	$2,479
Components of the Bank’s postretirement benefit expense were as follows:

	2012	2011	2010
Service cost	$109	$102	$98
Interest cost	109	111	111
Amortization of transition obligation	54	54	53
Prior service costs	4	4	4
Amortization of gains	—	(2)	(10)
Net postretirement benefit expense	$276	$269	$256
The APBO as of December 31, 2012 and 2011 was calculated using assumed discount rates of 3.50% and 4.50%, respectively. Based on the provisions of the plan, the Bank’s expense is capped at 200% of the 1992 expense, with all expenses above the cap incurred by the retiree. The expense reached the cap in 2004, and accordingly the impact of an increase in health care costs on the APBO was not calculated.
The Bank Owned Life Insurance policies fund a Death Benefit Only (DBO) obligation that the Bank has with 7 of its active directors, 5 retired directors, 14 active executives, and 8 retired executives. The DBO plan, which replaced previous split dollar agreements, provides a taxable death benefit. The benefit for directors is grossed up to provide a net benefit to each director’s beneficiaries based on that director’s length of service on the board of directors. The directors’ net death benefits are $500,000 for director service of less than 3 years, $600,000 for service up to 5 years, $750,000 for service up to 10 years, and $1,000,000 for director service of 10 years or more. The active directors who participate in the plan have all waived the postretirement benefit. The executives’ beneficiaries will receive a grossed up benefit that will provide a net benefit equal to two times the executive’s base salary if death occurs during employment and a postretirement benefit equal to the executive’s final annual salary rate at the time of retirement if death occurs after retirement.
Information for the postretirement death benefits and health care benefits is as follows as of the December 31 measurement date (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$5,372	4,892	$2,479	$2,277
Service cost	18	26	109	102
Interest cost	237	240	109	111
Plan participants' contributions	—	—	87	76
Actuarial loss (gain)	460	214	467	80
Benefits paid	—	—	(177)	(167)
Benefit obligation at end of year	$6,087	$5,372	$3,074	$2,479
Change in accrued benefit cost
Accrued benefit cost at beginning of year	$2,976	$2,395	$2,598	$2,421
Service cost	18	26	109	102
Interest cost	237	240	109	111
Amortization	314	315	57	55
Employer contributions	—	—	(90)	(91)
Net gain	—	—	—	—
Accrued benefit cost at end of year	$3,545	$2,976	$2,783	$2,598
Change in plan assets
Fair value of plan assets at beginning of year	$—	$—	$—	$—
Employer contributions	—	—	90	91
Plan participants' contributions	—	—	87	76
Benefits paid during year	—	—	(177)	(167)
Fair value of plan assets at end of year	$—	$—	$—	$—
Funded status at end of year	$(2,542)	$(2,396)	$(291)	$119
Amounts recognized in other liabilities as of December 31 consist of (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Assets	$—	—	$—	$—
Liabilities	6,087	5,372	3,074	2,479
Total	$6,087	$5,372	$3,074	$2,479
Amounts recognized in accumulated other comprehensive income as of December 31 consist of (000s):

	Postretirement Death Benefit Obligations		Postretirement Health Care Benefits
	2012	2011	2012	2011
Net loss (gain)	$558	97	$285	$(182)
Transition obligation (asset)	—	—	—	54
Prior service cost (credit)	1,984	2,299	6	9
Total included in AOCI	$2,542	$2,396	$291	$(119)